GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Goodwill and Intangible Assets, Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	$ 5,651
Goodwill ending balance	5,737	$ 5,651
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	5,248	5,143
Foreign exchange differences and other movements	46	120
Divestments	0	(15)
Goodwill ending balance	5,294	5,248
Goodwill | NAFTA
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	2,202	2,209
Foreign exchange differences and other movements	47	6
Divestments	0	(13)
Goodwill ending balance	2,249	2,202
Goodwill | Brazil
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	1,668	1,426
Foreign exchange differences and other movements	(28)	242
Divestments	0	0
Goodwill ending balance	1,640	1,668
Goodwill | Brazil | Sumaré
Reconciliation of changes in intangible assets and goodwill [abstract]
Foreign exchange differences and other movements	2
Goodwill | Europe
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	529	547
Foreign exchange differences and other movements	53	(16)
Divestments	0	(2)
Goodwill ending balance	582	529
Goodwill | ACIS
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	849	961
Foreign exchange differences and other movements	(26)	(112)
Divestments	0	0
Goodwill ending balance	$ 823	$ 849